Supplemental Cash Flow Information (Summary of Supplemental Cash Flow Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net cash provided by operating activities included:
Interest paid (net of amounts capitalized)	$ 13	$ 3	$ 0
Non-cash investing and financing activities:
Net transfers of property, plant and equipment to inventories	5	1	4
Contribution - common units issued	0	200	0
Acquisitions [Abstract]
Fair value of MPLX units issued(1)	7,326	0	0
Payable to seller	$ 50	$ 0	$ 0